Offerings	Dec. 11, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01 per share or Pre-funded Warrants to purchase Common Shares
Maximum Aggregate Offering Price	$ 6,325,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 873.48
Offering Note	(1) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the U.S. Securities Act of 1933, as amended (the 'Securities Act'). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions, and includes additional Common Shares that may be issued upon the exercise of an option granted to the underwriters in this offering to cover over-allotments, if any. (2) In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the pre-funded warrants registered hereby. (3) The proposed maximum aggregate offering price of the Common Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants) if any, is $6,325,000. (4) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of a pre-funded warrant will equal the price per one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share. (5) Including related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the Common Shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the Common Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable upon exercise of the Pre-funded Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The proposed maximum aggregate offering price of the Common Shares proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the Common Shares and pre-funded warrants (including the Common Shares issuable upon exercise of the pre-funded warrants) if any, is $6,325,000. (2) The registrant may issue pre-funded warrants to purchase Common Shares in the offering. The purchase price of a pre-funded warrant will equal the price per one Common Share, minus $0.01, and the exercise price of each pre-funded warrant will be $0.01 per Common Share. (3) Including related preferred stock purchase rights. Preferred stock purchase rights are not currently separable from the Common Shares and are not currently exercisable. The value attributable to the preferred stock purchase rights, if any, will be reflected in the market price of the Common Shares. (4) Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions.